Condensed Consolidated Statements of Operations (Unaudited) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
General and administrative costs, to related parties	$ 464,483	$ 32,030	$ 518,483	$ 395,631	$ 362,631	$ 833,612
Stock-based compensation costs	464,483	$ 32,030	518,483	$ 395,631	$ 362,631	$ 833,612
Consultant [Member]
Stock-based compensation costs	$ 670,715		$ 670,715